Quarterly Report | July 31, 20261

IDX ETF FundsIDX Alternative FIAT ETF

Consolidated Schedule of InvestmentsJuly 31, 2026 (unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 1.18%
Commodity - 1.18%
iShares Bitcoin Trust ETF(a)		2,000	$71,280
iShares Ethereum Trust ETF(a)		2,800	39,396
iShares Silver Trust(a)		1,800	94,248
SPDR Gold MiniShares Trust(a)		2,400	192,336
			397,260

TOTAL EXCHANGE TRADED FUNDS - 1.18% - (Cost: $483,720)			397,260

Short-Term Investments - 80.97%
	Shares	Coupon Rate %
Money Market Fund - 80.97%
First American Government Obligations Fund, Class X(a)(b)(c)	27,306,557	3.583	27,306,557

Total Short-Term Investments - (Cost: $27,306,557)			27,306,557

Total Investments - 82.14% - (Cost: $27,790,277)			27,703,817
Other assets, net of of liabilities - 17.86%			6,022,061
Net Assets - 100.00%			$33,725,878

(a)All or a portion of this investment is a holding of IDX Alternative FIAT (Cayman) Portfolio S.P.

(b)Fair value of this security exceeds 25% of the Fund’s total investments. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)Variable rate security; the rate shown represents the seven day effective yield at July 31, 2026.

2(216) 329-4271 | www.idx-funds.com

IDX ETF FundsIDX Alternative FIAT ETF

Consolidated Schedule of Open Future Contracts July 31, 2026 (unaudited)

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts
BTCQ6(a)	29	8/28/26	$9,153,850	$—	$(296,677)
DCRQ6(a)	31	8/28/26	2,901,600	—	(129,391)
GCZ6(a)	46	12/29/26	18,892,200	41,859	—
SIU6(a)	27	9/28/26	7,801,110	—	(636,854)
Total Purchase Contracts			38,748,760	41,859	(1,062,922)

Total Futures Contracts				41,859	(1,062,922)

Net Unrealized Depreciation					$(1,021,064)

(a)All or a portion of this investment is a holding of IDX Alternative FIAT (Cayman) Portfolio S.P.

Quarterly Report | July 31, 20263

IDX ETF FundsIDX Alternative FIAT ETF

Consolidated Schedule of Open Future Contracts July 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily anindication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments
Exchange Traded Funds(a)	$397,260	$—	$—	$397,260
Short-Term Investments	27,306,557	—	—	27,306,557
	$27,703,817	$—	$—	$27,703,817
Other Financial Instruments(b)
Unrealized appreciation of open futures contracts	$41,859	$—	$—	$41,859
	$27,745,676	$—	$—	$27,745,676
Liabilities:(b)
Other Financial Instruments(b)
Unrealized depreciation of open futures contracts	$(1,062,922)	$—	$—	$(1,062,922)
	$(1,062,922)	$—	$—	$(1,062,922)

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $27,790,277, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,308
Gross unrealized depreciation	(102,768)
Net unrealized appreciation (depreciation)	$(86,460)

(a)For a detailed break-out of Exchange Traded Funds by industry, please refer to the consolidated Schedule of Investments.

(b)Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as future contracts. These contracts are valued at the unrealized appreciation/(depreciation) on the instrument.